Income Taxes (Details) - Schedule of deferred tax assets liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets Liabilities Abstract
Net operating loss carry forwards	$ 4,181,841	$ 2,252,985
Share-based compensation	806,997	90,110
Accrued expenses	301,422	19,009
Intangible assets	100,736	107,187
Fixed assets	(29,877)	(23,039)
Valuation allowance	(5,361,119)	(2,446,252)
Net Deferred Tax Asset